Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2015
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2014		2015		2015
	(In millions)
Bills payable	Rs.	56,112.0	Rs.	60,853.2	US$	976.6
Remittances in transit		22,174.7		17,791.9		285.5
Accrued expenses		20,591.7		20,468.3		328.5
New account deposits		7,073.8		12,966.3		208.1
Accounts payable		64,086.3		26,785.7		429.9
Derivatives (refer to note 24)		124,176.3		71,767.5		1,151.8
Others		54,472.9		40,288.7		646.7

Total	Rs.	348,687.7	Rs.	250,921.6	US$	4,027.1

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2014 and March 31, 2015 was Rs. 176.3 million and Rs. 285.6 million (US$ 4.6 million), respectively.